Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Principal Accounting Policies
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Cost of products	¥ 2,576,012	$ 368,365	2,473,804	2,409,110
Sales Revenue, Net | Customer | Customer A
Summary of Significant Principal Accounting Policies
Net revenues			978,678	976,028
Sales Revenue, Net | Customer | Customer A | Maximum
Summary of Significant Principal Accounting Policies
Concentration Risk, Percentage	10.00%	10.00%
Cost of Products | Supplier | B
Summary of Significant Principal Accounting Policies
Cost of products	¥ 399,850		¥ 624,377	¥ 761,488
Cost of Products | Supplier | C
Summary of Significant Principal Accounting Policies
Cost of products	¥ 227,115